Employee benefit plans - Summary of amounts recognised in the balance sheet for all pension plans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Present value of obligations	$ (24,695)	$ (38,548)
Fair value of plan assets	8,470	26,568
Asset (liability) on statement of financial position	(16,225)	(11,980)
Employee benefit plans
Disclosure of defined benefit plans [line items]
Present value of obligations	(21,974)	(20,182)
Fair value of plan assets	0	1,958
Asset (liability) on statement of financial position	(21,974)	(18,224)
SERP
Disclosure of defined benefit plans [line items]
Present value of obligations	(2,721)	(18,366)
Fair value of plan assets	8,470	24,610
Asset (liability) on statement of financial position	$ 5,749	$ 6,244